Consolidated Statements of Stockholders' Equity - USD ($)	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2018													$ 707,000	$ 3,038,000	$ 98,161,000	$ (69,556,000)	$ (25,067,000)	$ 403,780,000
Net earnings																		5,747,000	$ 5,747,000
Cash dividends paid on preferred stock																		(23,000)
Equity incentive program															100,000
Contribution of 401(k) match																1,773,000
Purchase of treasury stock																(7,957,000)
Preferred stock conversion														1,000	(1,000)
Change in pension and postretirement benefits adjustment (net of tax)																	6,782,000
Balance (Accounting Standards Update 2016-02 [Member]) at Mar. 31, 2019												$ (2,019,000)
Balance at Mar. 31, 2019													707,000	3,039,000	98,260,000	(75,740,000)	(18,285,000)	409,504,000	417,485,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	37,529	500
Common stock, shares outstanding (in shares)					7,667,913	1,874,861
Net earnings																		52,335,000	52,335,000
Cash dividends paid on preferred stock	$ (3,000)																	(23,000)	(23,000)
Equity incentive program															100,000
Contribution of 401(k) match																94,000
Purchase of treasury stock					$ (8,800,000)	$ (3,900,000)										(12,673,000)
Preferred stock conversion													(26,000)	2,000	24,000
Change in pension and postretirement benefits adjustment (net of tax)																	(60,935,000)
Balance at Mar. 31, 2020													$ 681,000	$ 3,041,000	$ 98,384,000	$ (88,319,000)	$ (79,220,000)	$ 459,797,000	$ 394,364,000
Preferred stock, shares authorized (in shares)	200,000	1,400,000	35,355	500
Common stock, shares authorized (in shares)					20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	200,000	807,240	35,355	500
Common stock, shares outstanding (in shares)					7,383,993	1,733,902
Preferred stock, stock amount	$ 50,000	$ 202,000	$ 421,000	$ 8,000
Common stock, stock amount					$ 2,539,000	$ 502,000